UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
July 31, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $230,868 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101     7282   104640 SH       SOLE                104640
AFLAC Inc.                     COM       001055102      421     6710 SH       SOLE                  6710
AT&T Corp                      COM       00206R102      242     7182 SH       SOLE                  7182
America Movil                  ADR       02364W105     8221   155848 SH       SOLE                155848
Anheuser Busch Inc             COM       035229103      884    14238 SH       SOLE                 14238
Apache Corp.                   COM       037411105     8717    62711 SH       SOLE                 62711
BP PLC                         ADR       055622104      677     9734 SH       SOLE                  9734
Becton Dickinson & Co.         COM       075887109     6557    80655 SH       SOLE                 80655
Berkshire Hathaway Class B     COM       084670207     8510     2121 SH       SOLE                  2121
Best Buy Co.                   COM       086516101     5553   140216 SH       SOLE                140216
ChevronTexaco Corp             COM       166764100      395     3980 SH       SOLE                  3980
China Mobile Hong Kong Ltd     ADR       16941M109     6471    96650 SH       SOLE                 96650
Cisco Systems, Inc.            COM       17275R102     8206   352803 SH       SOLE                352803
Coca Cola Co.                  COM       191216100     7092   136440 SH       SOLE                136440
Comcast Corp Cl A              COM       20030N101     4559   240313 SH       SOLE                240313
Danaher Corporation            COM       235851102     8002   103517 SH       SOLE                103517
Dover Corp.                    COM       260003108     1301    26895 SH       SOLE                 26895
Eli Lilly Co Inc               COM       532457108      259     5610 SH       SOLE                  5610
Exxon Mobil Corporation        COM       30231G102     1675    19002 SH       SOLE                 19002
Fiserv Inc.                    COM       337738108     8168   180020 SH       SOLE                180020
Fomento Economico Mexico S.A.B ADR       344419106     7899   173560 SH       SOLE                173560
General Electric               COM       369604103     5270   197468 SH       SOLE                197468
Google                         COM       38259P508     5023     9541 SH       SOLE                  9541
ITT Industries                 COM       450911102     1107    17480 SH       SOLE                 17480
International Business Machine COM       459200101      527     4444 SH       SOLE                  4444
JP Morgan Chase & Co.          COM       46625H100      270     7858 SH       SOLE                  7858
Johnson & Johnson              COM       478160104     7976   123970 SH       SOLE                123970
Johnson Controls Inc.          COM       478366107     4862   169525 SH       SOLE                169525
Kansas City Southern Industrie COM       485170302    10440   237335 SH       SOLE                237335
McDonald's Corp.               COM       580135101     5500    97823 SH       SOLE                 97823
Medtronic, Inc.                COM       585055106     8459   163457 SH       SOLE                163457
Microsoft Corp.                COM       594918104     8680   315528 SH       SOLE                315528
Novartis AG                    ADR       66987V109     9861   179151 SH       SOLE                179151
Petroleo Brasileiro S.A.       ADR       71654V101     8124   140200 SH       SOLE                140200
Pfizer                         COM       717081103      219    12557 SH       SOLE                 12557
Procter & Gamble               COM       742718109      375     6173 SH       SOLE                  6173
Sasol LTD                      ADR       803866300     8091   137268 SH       SOLE                137268
Staples Inc.                   COM       855030102     6247   263025 SH       SOLE                263025
Stryker                        COM       863667101      274     4350 SH       SOLE                  4350
Target Corp.                   COM       87612E106     5906   127043 SH       SOLE                127043
Toyota Motor Co                ADR       892331307     4840    51485 SH       SOLE                 51485
United Parcel Service          COM       911312106     5564    90512 SH       SOLE                 90512
UnitedHealth Group             COM       91324P102     4393   167363 SH       SOLE                167363
Wal-Mart Stores                COM       931142103     1113    19800 SH       SOLE                 19800
Walgreen Co                    COM       931422109     4615   141943 SH       SOLE                141943
Wells Fargo                    COM       949746101     6256   263430 SH       SOLE                263430
Zimmer Holdings Inc            COM       98956P102     5785    85013 SH       SOLE                 85013